THE ADVISORS' INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

Advisor Shares
Ticker Symbol: CIPSX

SUMMARY PROSPECTUS
11.28.15

INVESTMENT ADVISER:
CHAMPLAIN INVESTMENT PARTNERS, LLC



Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.cipvt.com/small-cap-strategy-3.php. You can also get this information at no cost by calling 1.866.773.3238, by sending an e-mail request to champlainfund@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated November 28, 2015, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Champlain Small Company Fund (the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

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                                                            ADVISOR SHARES
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Management Fees                                                  0.90%
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Distribution (12b-1) Fees                                        0.25%
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Other Expenses                                                   0.23%
                                                                 -----
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Total Annual Fund Operating Expenses(1)                          1.38%
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(1) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% of the Fund's Advisor Shares' average daily net assets until November 30, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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               1 YEAR      3 YEARS      5 YEARS      10 YEARS
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                $140        $437         $755         $1,657
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of initial purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 3% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 3% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

2 CHAMPLAIN INVESTMENT PARTNERS

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cipvt.com or by calling 1.866.773.3238.



                  [BAR CHART OMITTED - PLOT POINT AS FOLLOWS]

10.05%     14.03%      10.84%      (24.04%)      23.86%      24.30%      3.88%     10.66%     36.21%     4.07%
---------------------------------------------------------------------------------------------------------------
 2005       2006        2007        2008          2009        2010        2011      2012       2013      2014


                                  BEST QUARTER
                              ----------------------
                              (06.30.09)     17.87%

                                 WORST QUARTER
                              ----------------------
                              (12.31.08)    (23.44%)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.15 to 09.30.15 was (6.44%).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.14

This table compares the Fund's average annual total returns for the periods ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

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                                                                                        SINCE INCEPTION
                                                           1 YEAR   5 YEARS   10 YEARS    (11.30.04)
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Fund Returns Before Taxes                                  4.07%    15.16%    10.24%        10.37%
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Fund Returns After Taxes on Distributions                  2.56%    13.51%     9.05%        9.19%
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Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             3.44%    12.17%     8.23%        8.35%
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Russell 2000 Index (reflects no deduction for fees,
   expenses or taxes)                                      4.89%    15.55%     7.77%        8.01%
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3 CHAMPLAIN INVESTMENT PARTNERS

INVESTMENT ADVISER

Champlain Investment Partners, LLC

PORTFOLIO MANAGERS

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 PORTFOLIO MANAGERS     POSITION WITH THE ADVISER                                      YEARS EXPERIENCE WITH THE FUND
 ------------------------------------------------------------------------------------------------------------------------
 Scott T. Brayman       Chief Investment Officer of Small and Mid Cap Strategies/      Since Inception (2004)
                          Managing Partner
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 Corey N. Bronner       Senior Member of the Investment Team/Partner                   Since 2010
 ------------------------------------------------------------------------------------------------------------------------
 Daniel B. Butler       Senior Member of the Investment Team/Partner                   Since Inception (2004)
 ------------------------------------------------------------------------------------------------------------------------
 Joseph J. Farley       Senior Member of the Investment Team/Partner                   Since 2014
 ------------------------------------------------------------------------------------------------------------------------
 Van Harissis           Senior Member of the Investment Team/Partner                   Since Inception (2004)
 ------------------------------------------------------------------------------------------------------------------------
 Deborah R. Healey      Head Trader/Partner                                            Since Inception (2004)
 ------------------------------------------------------------------------------------------------------------------------
 Finn R. McCoy          Trader/Partner                                                 Since 2008
 ------------------------------------------------------------------------------------------------------------------------
 David M. O'Neal        Senior Member of the Investment Team/Partner                   Since Inception (2004)
 ------------------------------------------------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

To purchase Advisor Shares of the Fund for the first time, you must invest at least $10,000 ($3,000 for IRAs). There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day") by contacting the Fund directly by mail at: Champlain Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Champlain Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1.866.773.3238.

If you own your shares through an account with a broker or other institution, contact that broker or other institution to redeem your shares.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4 CHAMPLAIN INVESTMENT PARTNERS                                  CSC-SM-001-0600